Shareholder Report, Holdings (Details)	Aug. 31, 2025
Class I Shares [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Class I Shares [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class I Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Class I Shares [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Class I Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class I Shares [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class A Shares [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Class A Shares [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class A Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Class A Shares [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Class A Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class A Shares [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class C Shares [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Class C Shares [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class C Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Class C Shares [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Class C Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class C Shares [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
CLASS I SHARES [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
CLASS I SHARES [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
CLASS I SHARES [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CLASS I SHARES [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
CLASS I SHARES [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CLASS I SHARES [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CLASS A SHARES [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
CLASS A SHARES [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
CLASS A SHARES [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CLASS A SHARES [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
CLASS A SHARES [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CLASS A SHARES [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CLASS C SHARES [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
CLASS C SHARES [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
CLASS C SHARES [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CLASS C SHARES [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
CLASS C SHARES [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CLASS C SHARES [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Adara Smaller Companies Fund [Member] | Motorcar Parts of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund [Member] | Build-A-Bear Workshop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund [Member] | CoreCivic, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund [Member] | Northeast Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund [Member] | NWPX Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund [Member] | Bowman Consulting Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Heritage Insurance Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Natural Gas Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Alico, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Adara Smaller Companies Fund [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Adara Smaller Companies Fund [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Adara Smaller Companies Fund [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Adara Smaller Companies Fund [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Adara Smaller Companies Fund [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Adara Smaller Companies Fund [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Adara Smaller Companies Fund [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Adara Smaller Companies Fund [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Adara Smaller Companies Fund [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Aquarius International Fund [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aquarius International Fund [Member] | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Aquarius International Fund [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Aquarius International Fund [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Aquarius International Fund [Member] | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Aquarius International Fund [Member] | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Aquarius International Fund [Member] | Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Aquarius International Fund [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Aquarius International Fund [Member] | Hitachi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Aquarius International Fund [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Aquarius International Fund [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Aquarius International Fund [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Aquarius International Fund [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Aquarius International Fund [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Aquarius International Fund [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Aquarius International Fund [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Aquarius International Fund [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Aquarius International Fund [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Aquarius International Fund [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Aquarius International Fund [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aquarius International Fund [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Aquarius International Fund [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
INSTITUTIONAL [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
INSTITUTIONAL [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
INSTITUTIONAL [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Corpay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
INSTITUTIONAL [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
INSTITUTIONAL [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
INSTITUTIONAL [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
INSTITUTIONAL [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INVESTOR [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
INVESTOR [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
INVESTOR [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESTOR [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESTOR [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INVESTOR [Member] | Corpay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INVESTOR [Member] | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INVESTOR [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
INVESTOR [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
INVESTOR [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
INVESTOR [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
INVESTOR [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
INVESTOR [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
INVESTOR [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
INVESTOR [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
INVESTOR [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INSTITUTIONAL [Member] | Magnite, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Federal Agricultural Mortgage Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INSTITUTIONAL [Member] | FirstCash Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INSTITUTIONAL [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INSTITUTIONAL [Member] | SLM Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INSTITUTIONAL [Member] | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INSTITUTIONAL [Member] | Preferred Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INSTITUTIONAL [Member] | Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INSTITUTIONAL [Member] | Assured Guaranty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INSTITUTIONAL [Member] | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INSTITUTIONAL [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
INSTITUTIONAL [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
INSTITUTIONAL [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
INSTITUTIONAL [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
INSTITUTIONAL [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR [Member] | Magnite, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INVESTOR [Member] | Federal Agricultural Mortgage Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INVESTOR [Member] | FirstCash Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR [Member] | SLM Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INVESTOR [Member] | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INVESTOR [Member] | Preferred Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INVESTOR [Member] | Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INVESTOR [Member] | Assured Guaranty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INVESTOR [Member] | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INVESTOR [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
INVESTOR [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
INVESTOR [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
INVESTOR [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
INVESTOR [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
INVESTOR [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
INVESTOR [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
INVESTOR [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
INVESTOR [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
INVESTOR [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Teleflex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | NCR Voyix Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | Silicon Motion Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class [Member] | Prosperity Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class [Member] | Vimeo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class [Member] | Maximus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class [Member] | Tri Pointe Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class [Member] | Broadstone Net Lease, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class [Member] | Enovis Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class [Member] | Alpha & Omega Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Class [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
INSTITUTIONAL [Member] | Teleflex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
INSTITUTIONAL [Member] | NCR Voyix Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Silicon Motion Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INSTITUTIONAL [Member] | Enovis Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Brixmor Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INSTITUTIONAL [Member] | Enterprise Financial Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Air Lease Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | BrightView Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
INSTITUTIONAL [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
INSTITUTIONAL [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
INSTITUTIONAL [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
INSTITUTIONAL [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class [Member] | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class [Member] | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class [Member] | Cie de Saint-Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class [Member] | Suzuken Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class [Member] | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class [Member] | Informa PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class [Member] | Nomad Foods Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Institutional Class [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class [Member] | Cie de Saint-Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Tesco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | IMI PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class [Member] | Nordea Bank Abp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class [Member] | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
INSTITUTIONAL [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INSTITUTIONAL [Member] | BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Fairfax Financial Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Newmark Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Super Group SGHC Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Galliford Try Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Twilio, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INSTITUTIONAL [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INSTITUTIONAL [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
INSTITUTIONAL [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INSTITUTIONAL [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
INSTITUTIONAL [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INSTITUTIONAL [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
INVESTOR [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INVESTOR [Member] | BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | Fairfax Financial Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INVESTOR [Member] | Newmark Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INVESTOR [Member] | Super Group SGHC Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INVESTOR [Member] | Galliford Try Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | Twilio, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INVESTOR [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESTOR [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
INVESTOR [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
INVESTOR [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
INVESTOR [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INVESTOR [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
INVESTOR [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
INVESTOR [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INVESTOR [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INVESTOR [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class [Member] | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class [Member] | Jacobs Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Class [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investor Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investor Class [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Class [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investor Class [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class [Member] | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Class [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Class [Member] | Jacobs Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Class [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Class [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Investor Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Investor Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Investor Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Investor Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Investor Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Investor Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Class [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class [Member] | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class [Member] | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Class [Member] | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class [Member] | Muyuan Foods Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class [Member] | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class [Member] | Abu Dhabi Islamic Bank PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class [Member] | Grupo Financiero Banorte SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | America Movil SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Institutional Class [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class A Shares [Member] | BlackRock Liquidity Funds T-Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class A Shares [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A Shares [Member] | GBP/USD FWD 20250917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A Shares [Member] | HUF/USD FWD 20250917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares [Member] | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares [Member] | TWD/USD FWD 20250917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares [Member] | FTSE/MIB Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares [Member] | Corn No. 2 Yellow [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares [Member] | Commodities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Class A Shares [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
Class A Shares [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
Class A Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
Class C Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class C Shares [Member] | BlackRock Liquidity Funds T-Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class C Shares [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C Shares [Member] | GBP/USD FWD 20250917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C Shares [Member] | HUF/USD FWD 20250917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares [Member] | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares [Member] | TWD/USD FWD 20250917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares [Member] | FTSE/MIB Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares [Member] | Corn No. 2 Yellow [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares [Member] | Commodities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Class C Shares [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
Class C Shares [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
Class C Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
Class I Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class I Shares [Member] | BlackRock Liquidity Funds T-Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class I Shares [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I Shares [Member] | GBP/USD FWD 20250917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class I Shares [Member] | HUF/USD FWD 20250917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares [Member] | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares [Member] | TWD/USD FWD 20250917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares [Member] | FTSE/MIB Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares [Member] | Corn No. 2 Yellow [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares [Member] | Commodities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Class I Shares [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
Class I Shares [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
Class I Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
Institutional Class [Member] | DFA US Small Cap Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Institutional Class [Member] | Dimensional US Large Cap Value Portfolio III - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Institutional Class [Member] | DFA US Micro Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | DFA US Small Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Institutional Class [Member] | iShares MSCI USA Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Class [Member] | DFA US Large Company Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Class [Member] | U.S. Large Cap Value Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Class [Member] | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | US Large Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Institutional Class [Member] | US Small Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Institutional Class [Member] | US Micro Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | DFA International Small Cap Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Institutional Class [Member] | DFA International Value Portfolio III - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Institutional Class [Member] | International Value Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Institutional Class [Member] | Dimensional International Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Institutional Class [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class [Member] | DFA Emerging Markets Small Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | DFA Emerging Markets Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | Developed Small [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Institutional Class [Member] | Developed Large [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Institutional Class [Member] | Emerging Large [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Institutional Class [Member] | Emerging Small [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Institutional Class [Member] | DFA Two-Year Global Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Institutional Class [Member] | iShares 1-5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Institutional Class [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | DFA One-Year Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Institutional Class [Member] | DFA Intermediate Government Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class [Member] | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class [Member] | Dimensional Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class [Member] | DFA Short-Term Government Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Institutional Class [Member] | Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Institutional Class [Member] | US Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Institutional Class [Member] | US Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class [Member] | Inflation Protected [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class [Member] | DFA US Small Cap Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Institutional Class [Member] | Dimensional US Large Cap Value Portfolio III - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Institutional Class [Member] | DFA US Micro Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Institutional Class [Member] | DFA US Small Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Institutional Class [Member] | DFA US Large Company Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Institutional Class [Member] | DFA Investment VA U.S. Targeted Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Institutional Class [Member] | DFA Investment VA U.S. Large Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | STIT-Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | US Large Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Institutional Class [Member] | US Small Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Institutional Class [Member] | US Micro Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Institutional Class [Member] | DFA International Small Cap Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Institutional Class [Member] | DFA International Value Portfolio III - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Institutional Class [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Class [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | DFA Emerging Markets Small Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class [Member] | DFA Emerging Markets Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class [Member] | STIT-Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class [Member] | DFA Investment VA International Small Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Institutional Class [Member] | DFA Investment VA International Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class [Member] | Developed Small [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Institutional Class [Member] | Developed Large [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Institutional Class [Member] | Emerging Large [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Class [Member] | Emerging Small [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class [Member] | DFA Two-Year Global Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Institutional Class [Member] | iShares 1-5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Institutional Class [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Institutional Class [Member] | DFA One-Year Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Institutional Class [Member] | DFA Intermediate Government Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class [Member] | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class [Member] | Dimensional Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class [Member] | DFA Short-Term Government Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | DFA Investment Global Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Class [Member] | DFA Investment VA Short-Term Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Institutional Class [Member] | Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Institutional Class [Member] | US Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Institutional Class [Member] | US Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Class [Member] | Inflation Protected [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Motley Fool Global Opportunities ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool Global Opportunities ETF [Member] | Nintendo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Motley Fool Global Opportunities ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Motley Fool Global Opportunities ETF [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Global Opportunities ETF [Member] | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool Global Opportunities ETF [Member] | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool Global Opportunities ETF [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Motley Fool Global Opportunities ETF [Member] | International Container Terminal Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Motley Fool Global Opportunities ETF [Member] | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Motley Fool Global Opportunities ETF [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Motley Fool Global Opportunities ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Motley Fool Global Opportunities ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Motley Fool Global Opportunities ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Motley Fool Global Opportunities ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Motley Fool Global Opportunities ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Motley Fool Global Opportunities ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Motley Fool Global Opportunities ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Motley Fool Global Opportunities ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Motley Fool Global Opportunities ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Motley Fool Global Opportunities ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Motley Fool Mid-Cap Growth ETF [Member] | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Motley Fool Mid-Cap Growth ETF [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Motley Fool Mid-Cap Growth ETF [Member] | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Motley Fool Mid-Cap Growth ETF [Member] | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Motley Fool Mid-Cap Growth ETF [Member] | Toast, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Motley Fool Mid-Cap Growth ETF [Member] | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Motley Fool Mid-Cap Growth ETF [Member] | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool Mid-Cap Growth ETF [Member] | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Motley Fool Mid-Cap Growth ETF [Member] | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Mid-Cap Growth ETF [Member] | QXO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Mid-Cap Growth ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Motley Fool Mid-Cap Growth ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Motley Fool Mid-Cap Growth ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Motley Fool Mid-Cap Growth ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Motley Fool Mid-Cap Growth ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Motley Fool Mid-Cap Growth ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Mid-Cap Growth ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Motley Fool Mid-Cap Growth ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Motley Fool Mid-Cap Growth ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Motley Fool 100 Index ETF [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Motley Fool 100 Index ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Motley Fool 100 Index ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool 100 Index ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Motley Fool 100 Index ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Motley Fool 100 Index ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Motley Fool 100 Index ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Motley Fool 100 Index ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool 100 Index ETF [Member] | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool 100 Index ETF [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool 100 Index ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Motley Fool 100 Index ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Motley Fool 100 Index ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Motley Fool 100 Index ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Motley Fool 100 Index ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Motley Fool 100 Index ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Motley Fool 100 Index ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Motley Fool 100 Index ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool 100 Index ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Motley Fool 100 Index ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Motley Fool Small-Cap Growth ETF [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Small-Cap Growth ETF [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Motley Fool Small-Cap Growth ETF [Member] | Toast, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Motley Fool Small-Cap Growth ETF [Member] | GXO Logistics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool Small-Cap Growth ETF [Member] | Alphatec Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Small-Cap Growth ETF [Member] | Alarm.com Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Motley Fool Small-Cap Growth ETF [Member] | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Motley Fool Small-Cap Growth ETF [Member] | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Small-Cap Growth ETF [Member] | Live Oak Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Motley Fool Small-Cap Growth ETF [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Motley Fool Small-Cap Growth ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Motley Fool Small-Cap Growth ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Motley Fool Small-Cap Growth ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Motley Fool Small-Cap Growth ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Motley Fool Small-Cap Growth ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Motley Fool Small-Cap Growth ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Motley Fool Small-Cap Growth ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Motley Fool Small-Cap Growth ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Motley Fool Small-Cap Growth ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Motley Fool Small-Cap Growth ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Motley Fool Next Index ETF [Member] | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Motley Fool Next Index ETF [Member] | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Motley Fool Next Index ETF [Member] | Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Next Index ETF [Member] | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Next Index ETF [Member] | HEICO Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Next Index ETF [Member] | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Next Index ETF [Member] | Tractor Supply Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Motley Fool Next Index ETF [Member] | Ubiquiti, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Motley Fool Next Index ETF [Member] | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Motley Fool Next Index ETF [Member] | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Motley Fool Next Index ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Motley Fool Next Index ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Motley Fool Next Index ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Motley Fool Next Index ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Motley Fool Next Index ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Motley Fool Next Index ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Motley Fool Next Index ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Motley Fool Next Index ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Motley Fool Next Index ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Motley Fool Next Index ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Founders Class [Member] | iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Founders Class [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Founders Class [Member] | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Founders Class [Member] | MARKIT CDX.NA.HY.44 06/30 (SELL PROTECTION) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Founders Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Founders Class [Member] | US Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
SGI U.S. Large Cap Core ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SGI U.S. Large Cap Core ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SGI U.S. Large Cap Core ETF [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SGI U.S. Large Cap Core ETF [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SGI U.S. Large Cap Core ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
SGI U.S. Large Cap Core ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SGI U.S. Large Cap Core ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SGI U.S. Large Cap Core ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SGI U.S. Large Cap Core ETF [Member] | Fox Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SGI U.S. Large Cap Core ETF [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SGI U.S. Large Cap Core ETF [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
SGI U.S. Large Cap Core ETF [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
SGI U.S. Large Cap Core ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SGI U.S. Large Cap Core ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
SGI U.S. Large Cap Core ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
SGI U.S. Large Cap Core ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
SGI U.S. Large Cap Core ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SGI U.S. Large Cap Core ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SGI U.S. Large Cap Core ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SGI U.S. Large Cap Core ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SGI Dynamic Tactical ETF [Member] | SGI Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
SGI Dynamic Tactical ETF [Member] | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
SGI Dynamic Tactical ETF [Member] | SGI U.S. Large Cap Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
SGI Dynamic Tactical ETF [Member] | iShares Edge MSCI Min Vol USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
SGI Dynamic Tactical ETF [Member] | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SGI Dynamic Tactical ETF [Member] | iShares Treasury Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SGI Dynamic Tactical ETF [Member] | WisdomTree Floating Rate Treasury Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SGI Dynamic Tactical ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Class I [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I [Member] | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I [Member] | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I [Member] | Packaging Corp. of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I [Member] | NiSource, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Class I [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class I [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class I [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class I [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class I [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A [Member] | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A [Member] | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A [Member] | Packaging Corp. of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A [Member] | NiSource, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Class A [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class A [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class A [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class A [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class A [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class A [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C [Member] | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C [Member] | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C [Member] | Packaging Corp. of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C [Member] | NiSource, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Class C [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class C [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class C [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class C [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class C [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class C [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class C [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class I Shares [Member] | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I Shares [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I Shares [Member] | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I Shares [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I Shares [Member] | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I Shares [Member] | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I Shares [Member] | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I Shares [Member] | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I Shares [Member] | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I Shares [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I Shares [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Class I Shares [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class I Shares [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I Shares [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class I Shares [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I Shares [Member] | Newmark Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Cavco Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | PROG Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Cal-Maine Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Class I Shares [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Class I Shares [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class I Shares [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class I Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class I Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class I Shares [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I Shares [Member] | SGI U.S. Large Cap Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Class I Shares [Member] | SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Class I Shares [Member] | SGI Enhanced Nasdaq-100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Class I Shares [Member] | SGI Small Cap Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class I Shares [Member] | SPDR Portfolio Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class I Shares [Member] | SGI Dynamic Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class I Shares [Member] | SGI Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Class I Shares [Member] | SGI Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Class I Shares [Member] | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Class I Shares [Member] | SGI U.S. Large Cap Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I Shares [Member] | SGI Small Cap Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I Shares [Member] | SGI Dynamic Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I Shares [Member] | SGI U.S. Large Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Class I Shares [Member] | SGI Global Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class I Shares [Member] | SGI Enhanced Global Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class I Shares [Member] | SPDR Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I Shares [Member] | SPDR Bloomberg Emerging Markets Local Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SGI Enhanced Core ETF [Member] | Vanguard Treasury Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
SGI Enhanced Core ETF [Member] | Vanguard Federal Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
SGI Enhanced Core ETF [Member] | PIMCO Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SGI Enhanced Core ETF [Member] | Fidelity Government Cash Reserves [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SGI Enhanced Core ETF [Member] | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SGI Enhanced Core ETF [Member] | T Rowe Price US Treasury Money Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF [Member] | JPMorgan Liquid Assets Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF [Member] | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SGI Enhanced Core ETF [Member] | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Global Income ETF [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SGI Enhanced Global Income ETF [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SGI Enhanced Global Income ETF [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SGI Enhanced Global Income ETF [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SGI Enhanced Global Income ETF [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SGI Enhanced Global Income ETF [Member] | WisdomTree Emerging Markets High Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SGI Enhanced Global Income ETF [Member] | iShares Emerging Markets Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SGI Enhanced Global Income ETF [Member] | SPDR S&P Emerging Markets Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SGI Enhanced Global Income ETF [Member] | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SGI Enhanced Global Income ETF [Member] | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SGI Enhanced Global Income ETF [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
SGI Enhanced Global Income ETF [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
SGI Enhanced Global Income ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
SGI Enhanced Global Income ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
SGI Enhanced Global Income ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SGI Enhanced Global Income ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
SGI Enhanced Global Income ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
SGI Enhanced Global Income ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SGI Enhanced Global Income ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SGI Enhanced Global Income ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
SGI Enhanced Nasdaq-100 ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
SGI Enhanced Nasdaq-100 ETF [Member] | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SGI Enhanced Nasdaq-100 ETF [Member] | Nasdaq 100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SGI Enhanced Nasdaq-100 ETF [Member] | MICRO E-MINI NASDAQ 100 FUTURE SEPT 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Nasdaq-100 ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SGI Enhanced Market Leaders ETF [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SGI Enhanced Market Leaders ETF [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SGI Enhanced Market Leaders ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SGI Enhanced Market Leaders ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SGI Enhanced Market Leaders ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SGI Enhanced Market Leaders ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SGI Enhanced Market Leaders ETF [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SGI Enhanced Market Leaders ETF [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SGI Enhanced Market Leaders ETF [Member] | Moody's Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SGI Enhanced Market Leaders ETF [Member] | Emerson Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SGI Enhanced Market Leaders ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SGI Enhanced Market Leaders ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SGI Enhanced Market Leaders ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
SGI Enhanced Market Leaders ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
SGI Enhanced Market Leaders ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
SGI Enhanced Market Leaders ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
SGI Enhanced Market Leaders ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
SGI Enhanced Market Leaders ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
SGI Enhanced Market Leaders ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
F/m US Treasury 3 Month Bill ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 3 Month Bill ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 6 Month Bill ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 6 Month Bill ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 12 Month Bill ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 12 Month Bill ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 2 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
F/m US Treasury 2 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m US Treasury 2 Year Note ETF [Member] | Government 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
F/m US Treasury 3 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m US Treasury 3 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m US Treasury 3 Year Note ETF [Member] | Government _[Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m US Treasury 5 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
F/m US Treasury 5 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m US Treasury 5 Year Note ETF [Member] | Government1_[Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
F/m US Treasury 7 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
F/m US Treasury 7 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m US Treasury 7 Year Note ETF [Member] | Government2[Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
F/m US Treasury 10 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m US Treasury 10 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m US Treasury 10 Year Note ETF [Member] | Government2_[Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m US Treasury 20 Year Bond ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
F/m US Treasury 20 Year Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
F/m US Treasury 20 Year Bond ETF [Member] | Government3[Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
F/m US Treasury 30 Year Bond ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m US Treasury 30 Year Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m US Treasury 30 Year Bond ETF [Member] | Government4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Pacific Life Global Funding II [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Conagra Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Steel Dynamics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | International Flavors & Fragrances, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Sprint Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Genuine Parts Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Cantor Fitzgerald LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Sixth Street Specialty Lending, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Horace Mann Educators Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Oaktree Strategic Credit Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Piedmont Operating Partnership LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | United Utilities PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Amcor Flexibles North America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Sutter Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Jefferies Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Chevron USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | TPG Operating Group II LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Essential Utilities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Brookfield Finance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | NXP BV / NXP Funding LLC / NXP USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Verisk Analytics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Shares [Member] | Fairfax Financial Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Institutional Shares [Member] | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Institutional Shares [Member] | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Institutional Shares [Member] | Provident Funding Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Shares [Member] | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares [Member] | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares [Member] | Tennessee Valley Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares [Member] | Marriott International, Inc./MD [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Institutional Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Shares [Member] | Government _[Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Institutional Shares [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Institutional Shares [Member] | Asset Backed Securities_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
F/m Opportunistic Income ETF [Member] | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
F/m Opportunistic Income ETF [Member] | Provident Funding Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
F/m Opportunistic Income ETF [Member] | F/m High Yield 100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
F/m Opportunistic Income ETF [Member] | WaMu Mortgage Pass Through Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
F/m Opportunistic Income ETF [Member] | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
F/m Opportunistic Income ETF [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
F/m Opportunistic Income ETF [Member] | Antares Holdings LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
F/m Opportunistic Income ETF [Member] | Sequoia Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
F/m Opportunistic Income ETF [Member] | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
F/m Opportunistic Income ETF [Member] | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
F/m Opportunistic Income ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
F/m Opportunistic Income ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
F/m Opportunistic Income ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
F/m Opportunistic Income ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
F/m Opportunistic Income ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
F/m Opportunistic Income ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
F/m Opportunistic Income ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
F/m Opportunistic Income ETF [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
F/m Opportunistic Income ETF [Member] | Asset Backed Securities_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
F/m Opportunistic Income ETF [Member] | US Municipal [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Shares [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Shares [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Institutional Shares [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Shares [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Institutional Shares [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Shares [Member] | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares [Member] | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Institutional Shares [Member] | F/m US Treasury 6 Month Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Shares [Member] | AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Shares [Member] | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Institutional Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Shares [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Institutional Shares [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Investor Shares [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Investor Shares [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Investor Shares [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Shares [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Investor Shares [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Investor Shares [Member] | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares [Member] | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Investor Shares [Member] | F/m US Treasury 6 Month Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Investor Shares [Member] | AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Shares [Member] | First Solar, Inc. 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Investor Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Investor Shares [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Investor Shares [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Investor Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
F/m Emerald Life Sciences Innovation ETF [Member] | LivaNova PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
F/m Emerald Life Sciences Innovation ETF [Member] | Soleno Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
F/m Emerald Life Sciences Innovation ETF [Member] | Travere Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
F/m Emerald Life Sciences Innovation ETF [Member] | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
F/m Emerald Life Sciences Innovation ETF [Member] | TransMedics Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
F/m Emerald Life Sciences Innovation ETF [Member] | WaVe Life Sciences Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
F/m Emerald Life Sciences Innovation ETF [Member] | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
F/m Emerald Life Sciences Innovation ETF [Member] | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
F/m Emerald Life Sciences Innovation ETF [Member] | KalVista Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
F/m Emerald Life Sciences Innovation ETF [Member] | KalVista Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
F/m Emerald Life Sciences Innovation ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
F/m Emerald Life Sciences Innovation ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF [Member] | United States Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF [Member] | Government _[Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m Compoundr High Yield Bond ETF [Member] | Invesco BulletShares 2030 High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.80%
F/m Compoundr High Yield Bond ETF [Member] | Invesco BulletShares 2027 High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
F/m Compoundr High Yield Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m Compoundr High Yield Bond ETF [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
F/m Compoundr U.S. Aggregate Bond ETF [Member] | Fidelity Total Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
F/m Compoundr U.S. Aggregate Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m Compoundr U.S. Aggregate Bond ETF [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
F/m High Yield 100 ETF [Member] | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Nationstar Mortgage Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
F/m High Yield 100 ETF [Member] | Bausch Health Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Advance Auto Parts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Genesis Energy LP / Genesis Energy Finance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Civitas Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Discovery Communications LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | XPLR Infrastructure Operating Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Newell Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Venture Global Plaquemines LNG LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
F/m High Yield 100 ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
F/m High Yield 100 ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
F/m High Yield 100 ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
F/m High Yield 100 ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
F/m High Yield 100 ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
F/m High Yield 100 ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
F/m High Yield 100 ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
F/m High Yield 100 ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
F/m High Yield 100 ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%